Funded Status of Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Domestic Pension Plans Of Foreign Entity Defined Benefit
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 64,112	¥ 59,261
Service cost	3,305	3,173	3,015
Interest cost	1,128	1,063	1,140
Actuarial loss (gain)	1,956	(221)
Foreign currency exchange rate change	0	0
Benefits paid	(2,423)	(2,281)
Business combinations	15,649	3,117
Plan amendments	(743)	0
Benefit obligation at end of year	82,984	64,112	59,261
Change in plan assets:
Fair value of plan assets at beginning of year	93,144	82,905
Actual return on plan assets	5,736	8,919
Employer contribution	2,717	2,502
Benefits paid	(2,324)	(2,187)
Business combinations	5,711	1,005
Foreign currency exchange rate change	0	0
Fair value of plan assets at end of year	104,984	93,144	82,905
The funded status of the plans	22,000	29,032
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	34,910	32,005
Accrued benefit liability included in accrued expenses	(12,910)	(2,973)
Net amount recognized	22,000	29,032
Overseas Pension Plans Defined Benefit
Change in benefit obligation:
Benefit obligation at beginning of year	5,368	4,458
Service cost	1,654	41	34
Interest cost	1,684	189	199
Actuarial loss (gain)	(1,215)	236
Foreign currency exchange rate change	3,848	656
Benefits paid	(1,203)	(212)
Business combinations	59,048	0
Plan amendments	(344)	0
Benefit obligation at end of year	68,840	5,368	4,458
Change in plan assets:
Fair value of plan assets at beginning of year	3,825	3,040
Actual return on plan assets	3,783	370
Employer contribution	1,929	89
Benefits paid	(976)	(150)
Business combinations	50,001	0
Foreign currency exchange rate change	3,480	476
Fair value of plan assets at end of year	62,042	3,825	3,040
The funded status of the plans	(6,798)	(1,543)
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	9	0
Accrued benefit liability included in accrued expenses	(6,807)	(1,543)
Net amount recognized	¥ (6,798)	¥ (1,543)